Document and Entity Information	Total
Prospectus:
Document Type	485BPOS
Document Period End Date	May 01, 2019
Registrant Name	TIAA-CREF LIFE FUNDS
Entity Central Index Key	0001068204
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 23, 2019
Document Effective Date	May 01, 2019
Prospectus Date	May 01, 2019